United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/14

Date of Reporting Period: 03/31/14

Item 1. Reports to Stockholders

Annual Shareholder Report
March 31, 2014
Share Class	Ticker
A	RRFAX
C	RRFCX
Institutional	RRFIX

Federated Real Return Bond Fund
Fund Established 2006

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2013 through March 31, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Real Return Bond Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended March 31, 2014, was -3.79% for the Class A Shares, -4.47% for the Class C Shares and -3.50% for the Institutional Shares. The -3.50% total return of the Institutional Shares consisted of 1.74% in taxable dividends and 5.24% of price depreciation in the net asset value of the shares. The Barclays U.S. TIPS Index (BTIPS),1 the Fund's broad-based securities market index, returned -6.49% for the same period. The Morningstar Inflation-Protected Bond Funds Average (MIPBF),2 a peer group average for the Fund, returned -6.12% for the same period. The Fund's and the MIPBF's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BTIPS.
During the reporting period, the Fund's investment strategy focused on: (a) duration;3 (b) yield curve; and (c) sector allocation. These were the most significant factors affecting the Fund's performance relative to the BTIPS.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the 12-month reporting period, domestic economic growth accelerated, labor market conditions improved and inflation readings were tepid. Global central banks continued to be accommodative in their respective monetary policies. However, the Federal Reserve (the Fed) first hinted at, and then implemented, a slowing of its purchases (tapering) of Treasuries and agency mortgage-backed securities (MBS). Purchases were reduced from $85 billion a month to $75 billion a month in December 2013. In January 2014, purchases were further reduced by another $10 billion. This change in policy at first created a sharp spike in volatility and interest rates. However, officials at the Fed were emphatic that the federal funds rate would not be increased until economic statistics substantially improved. As the reporting period progressed, the economy improved, and market stresses about the Fed tapering abated. Confidence in the improving economic fundamentals and outlook continued throughout the reporting period as evidenced by the large increases in equity indices and the increase in market interest rates.
During the reporting period, Treasury Inflation-Protected Securities (TIPS) underperformed nominal Treasuries due to the rise in real interest rates and low realized inflation. TIPS have a longer duration than nominal Treasuries, and the real interest rate increase caused significant losses for the asset class. The low real yield on 10-year TIPS was -0.76% in April 2013, and the high real yield was 0.92% during September 2013. The normalization of real interest rates began when the Fed implied a need to slow their bond purchases. However, after the
Annual Shareholder Report

Fed started to taper their purchases, real interest rates remained in a defined range of 0.40% to 0.80%. Inflation has been below the Fed's target of 2% on the core Personal Consumption Expenditures (PCE) deflator. Without large inflation accruals to offset the increase in real interest rates, TIPS total returns were sharply negative.
DURATION
During the reporting period, the primary reason for the Fund's outperformance relative to the BTIPS was that the Fund, by design, had significantly less interest rate sensitivity than the BTIPS. Because higher interest rates can result in lower TIPS prices, the Fund was managed with significantly less interest rate sensitivity than the BTIPS in order to protect shareholder value when interest rates rose. Since real yields rose during the reporting period, the Fund outperformed the BTIPS, which had much greater interest rate sensitivity due to a real yield duration of close to seven years. The Fund's duration risk was reduced by selling Treasury note futures contracts during the period.4
YIELD CURVE
During the reporting period, the Fund's positioning of securities across the maturity spectrum reduced performance relative to the BTIPS. Exposure to the intermediate maturity buckets subtracted more from Fund performance than the gains made from the yield curve steepening.
SECTOR ALLOCATION
The Fund maintained an overweight position with regard to both investment-grade5 and high-yield corporates6 for the reporting period. These two sectors are not represented in the BTIPS, but did add performance relative to BTIPS. The Fund's allocation to these two sectors through investments in both derivatives and core funds7 added to the Fund's yield and to its total return performance, relative to the BTIPS, as credit spreads tightened. The derivative exposure was via credit default index swaps, which enabled the Fund to “own” a basket of corporate securities on an essentially cashless basis. This enabled the Fund to have exposure to the credit markets and invest in TIPS at the same time, thereby maintaining shareholder protection from rising inflation.
Annual Shareholder Report

1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BTIPS.
2	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MIPBF.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
5	Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
6	High-yield, lower-rated securities generally entail greater market, credit/default and liquidity risks, and may be more volatile than investment-grade securities.
7	The Fund invests in high-yield fixed-income securities by investing in High Yield Bond Portfolio (HYCORE). HYCORE is an affiliated investment company that is registered under the Investment Company Act of 1940, but not the Securities Act of 1933. HYCORE is available for sale only to Federated Investment Counseling through a discretionary advisory relationship. HYCORE will not be offered or sold to any other person or entity.
The Fund invests in inflation-indexed bonds by investing in Federated Inflation-Protected Securities Core Fund (IPCORE). IPCORE is an affiliated investment company that is registered under the Investment Company Act of 1940, but not the Securities Act of 1933. IPCORE is available for sale only to Federated Investment Counseling through a discretionary advisory relationship. IPCORE will not be offered or sold to any other person or entity.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Real Return Bond Fund (the “Fund”) from October 18, 2006 (start of performance) to March 31, 2014, compared to the Barclays U.S. TIPS Index (BTIPS)2 and the Morningstar Inflation-Protected Bond Funds Average (MIPBF).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2014
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended March 31, 2014
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	Start of Performance*
Class A Shares	-8.12%	2.28%	3.35%
Class C Shares	-5.41%	2.50%	3.33%
Institutional Shares	-3.50%	3.48%	4.23%
BTIPS	-6.49%	4.91%	5.24%
MIPBF	-6.12%	4.36%	1.60%
*	The Fund's Class A Shares, Class C Shares and Institutional Shares start of performance date was October 18, 2006.
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting the applicable sales charge: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BTIPS and the MIPBF have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BTIPS is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The BTIPS is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At March 31, 2014, the Fund's portfolio composition1 was as follows:
Percentage of Total Net Assets[2]
U.S. Treasury Inflation-Protected Securities	60.6%
Synthetic Inflation-Protected Corporate Securities[3]	33.1%
High Yield Securities	3.0%
Other Security Types[4,5]	0.0%
Derivative Contracts[6]	0.1%
Cash Equivalents[7]	2.4%
Other Assets and Liabilities—Net[8]	0.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Represents a combination of credit default swaps and U.S. Treasury Inflation-Protected Securities. Percentage is based upon the notional amount of the swaps plus (minus) any unrealized appreciation (depreciation) on the swaps. More complete information regarding the Fund's direct investments in credit default swaps including unrealized appreciation (depreciation) and notional values (or amounts) of such contracts can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Other Security Types consist of common stock and preferred stock.
5	Represents less than 0.1%.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivatives, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.
Annual Shareholder Report

Portfolio of Investments
March 31, 2014
Shares			Value
		INVESTMENT COMPANIES—98.9%[1]
3,834,326		Federated Inflation-Protected Securities Core Fund	$40,720,538
1,079,126	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	1,079,126
307,569		High Yield Bond Portfolio	2,060,711
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $43,230,810)[3]	43,860,375
		OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	489,984
		TOTAL NET ASSETS—100%	$44,350,359
At March 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[5]United States Long Bond Short Futures	75	$9,991,406	June 2014	$23,269
[5]United States Treasury Notes 10-Year Short Futures	45	$5,557,500	June 2014	$2,008
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$25,277
At March 31, 2014, the Fund had the following open swap contract:
Credit Default Swap Counterparty	Bank of America Securities LLC
Reference Entity	Series 20 Investment Grade CDX Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	6/20/2018
Implied Credit Spread at 3/31/2014[6]	0.78%
Notional Amount	$22,000,000
Market Value	$435,673
Upfront Premiums Received	$249,673
Unrealized Appreciation	$186,000
Unrealized Appreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

1	Affiliated holdings.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $43,476,090.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
6	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$43,860,375	$—	$—	$43,860,375
OTHER FINANCIAL INSTRUMENTS[2]	$25,277	$435,673	$—	$460,950
1	Federated Inflation-Protected Securities Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and swap contracts.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.25	$11.17	$10.94	$10.80	$10.26
Income From Investment Operations:
Net investment income	0.14[1]	0.18[1]	0.34[1]	0.25[1]	0.20[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.57)	0.17	0.26	0.20	0.55
TOTAL FROM INVESTMENT OPERATIONS	(0.43)	0.35	0.60	0.45	0.75
Less Distributions:
Distributions from net investment income	(0.17)	(0.27)	(0.37)	(0.31)	(0.21)
Net Asset Value, End of Period	$10.65	$11.25	$11.17	$10.94	$10.80
Total Return[2]	(3.79)%	3.12%	5.60%	4.21%	7.33%
Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.29%	1.57%	3.09%	2.31%	1.86%
Expense waiver/reimbursement[3]	0.63%	0.46%	0.64%	0.98%	1.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,217	$35,140	$33,588	$30,011	$24,543
Portfolio turnover	5%	10%	22%	2%	7%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.20	$11.17	$10.94	$10.80	$10.26
Income From Investment Operations:
Net investment income	0.06[1]	0.09[1]	0.25[1]	0.16[1]	0.10[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.56)	0.16	0.27	0.20	0.59
TOTAL FROM INVESTMENT OPERATIONS	(0.50)	0.25	0.52	0.36	0.69
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.29)	(0.22)	(0.15)
Net Asset Value, End of Period	$10.59	$11.20	$11.17	$10.94	$10.80
Total Return[2]	(4.47)%	2.28%	4.85%	3.41%	6.77%
Ratios to Average Net Assets:
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	0.54%	0.82%	2.29%	1.47%	0.96%
Expense waiver/reimbursement[3]	0.63%	0.46%	0.64%	1.00%	1.95%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,232	$14,848	$14,981	$14,932	$16,353
Portfolio turnover	5%	10%	22%	2%	7%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.27	$11.18	$10.94	$10.80	$10.26
Income From Investment Operations:
Net investment income	0.17[1]	0.21[1]	0.37[1]	0.32[1]	0.29[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.57)	0.16	0.27	0.15	0.47
TOTAL FROM INVESTMENT OPERATIONS	(0.40)	0.37	0.64	0.47	0.76
Less Distributions:
Distributions from net investment income	(0.19)	(0.28)	(0.40)	(0.33)	(0.22)
Net Asset Value, End of Period	$10.68	$11.27	$11.18	$10.94	$10.80
Total Return[2]	(3.50)%	3.34%	5.95%	4.46%	7.48%
Ratios to Average Net Assets:
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	1.56%	1.84%	3.33%	2.95%	2.75%
Expense waiver/reimbursement[3]	0.63%	0.46%	0.64%	0.94%	1.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,902	$27,082	$23,409	$20,162	$4,115
Portfolio turnover	5%	10%	22%	2%	7%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2014
Assets:
Total investment in affiliated holdings, at value (Note 5) (identified cost $43,230,810)		$43,860,375
Restricted cash (Note 2)		238,875
Swaps, at value (premium received $249,673)		435,673
Receivable for shares sold		7,367
Receivable for daily variation margin		91,171
Receivable for periodic payments from swap contracts		62,333
TOTAL ASSETS		44,695,794
Liabilities:
Payable for shares redeemed	$38,647
Bank overdraft	64,435
Due to broker	154,170
Payable to adviser (Note 5)	1,688
Payable for auditing fees	31,200
Payable for portfolio accounting fees	11,294
Payable for distribution services fee (Note 5)	5,998
Payable for shareholder services fee (Note 5)	10,572
Payable for share registration costs	14,943
Accrued expenses (Note 5)	12,488
TOTAL LIABILITIES		345,435
Net assets for 4,164,876 shares outstanding		$44,350,359
Net Assets Consist of:
Paid-in capital		$44,755,506
Net unrealized appreciation of investments, futures contracts and swap contracts		840,842
Accumulated net realized loss on investments, futures contracts and swap contracts		(1,314,778)
Undistributed net investment income		68,789
TOTAL NET ASSETS		$44,350,359
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($20,216,581 ÷ 1,897,472 shares outstanding), no par value, unlimited shares authorized	$10.65
Offering price per share (100/95.50 of $10.65)	$11.15
Redemption proceeds per share	$10.65
Class C Shares:
Net asset value per share ($9,232,208 ÷ 871,737 shares outstanding), no par value, unlimited shares authorized	$10.59
Offering price per share	$10.59
Redemption proceeds per share (99.00/100 of $10.59)	$10.48
Institutional Shares:
Net asset value per share ($14,901,570 ÷ 1,395,667 shares outstanding), no par value, unlimited shares authorized	$10.68
Offering price per share	$10.68
Redemption proceeds per share	$10.68
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended March 31, 2014
Investment Income:
Dividends received from affiliated holdings (Note 5)			$1,229,258
Expenses:
Investment adviser fee (Note 5)		$245,630
Administrative fee (Note 5)		172,948
Custodian fees		8,375
Transfer agent fee		51,535
Directors'/Trustees' fees (Note 5)		1,001
Auditing fees		31,200
Legal fees		9,210
Portfolio accounting fees		66,845
Distribution services fee (Note 5)		92,508
Shareholder services fee (Note 5)		97,300
Account administration fee (Note 2)		1,021
Share registration costs		43,150
Printing and postage		28,274
Insurance premiums (Note 5)		4,266
Miscellaneous (Note 5)		1,975
TOTAL EXPENSES		855,238
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(245,630)
Reimbursement of other operating expenses	(139,436)
TOTAL WAIVER AND REIMBURSEMENTS		(385,066)
Net expenses			470,172
Net investment income			759,086
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments in affiliated holdings			(889,207)
Net realized loss on futures contracts			(14,968)
Net realized gain on swap contracts			319,508
Realized gain distribution from affiliated investment company shares (Note 5)			46,044
Net change in unrealized appreciation of investments			(3,587,690)
Net change in unrealized depreciation of futures contracts			25,277
Net change in unrealized depreciation of swap contracts			186,000
Net realized and unrealized loss on investments, futures contracts and swap contracts			(3,915,036)
Change in net assets resulting from operations			$(3,155,950)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended March 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$759,086	$1,166,777
Net realized gain (loss) on investments, futures contracts and swap contracts	(538,623)	579,706
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(3,376,413)	542,165
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,155,950)	2,288,648
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(407,612)	(810,051)
Class C Shares	(119,992)	(305,200)
Institutional Shares	(375,021)	(689,734)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(902,625)	(1,804,985)
Share Transactions:
Proceeds from sale of shares	8,457,504	23,158,812
Net asset value of shares issued to shareholders in payment of distributions declared	714,327	1,458,413
Cost of shares redeemed	(37,833,465)	(20,008,557)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(28,661,634)	4,608,668
Change in net assets	(32,720,209)	5,092,331
Net Assets:
Beginning of period	77,070,568	71,978,237
End of period (including undistributed (distributions in excess of) net investment income of $68,789 and $(68,519), respectively)	$44,350,359	$77,070,568
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2014
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. Due to changes in the Commodity Futures Trading Commission's interpretation of the Commodity Exchange Act, effective January 1, 2013, Federated Equity Management Company of Pennsylvania (“Adviser”) became registered as a “commodity pool operator” with respect to its operation of the Federated Real Return Bond Fund (the “Fund”). The Trust consists of nine portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income and real total returns.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets,
Annual Shareholder Report

except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended March 31, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$1,021
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage yield curve exposure, duration and cash flows. Additionally, the Fund purchases and sells future contracts to enhance yield and reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Annual Shareholder Report

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $1,196,070. This is based on amounts held as of each month-end throughout the fiscal period.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.
Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $22,769,231. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$25,277*
Credit contracts	Receivable for periodic payments from swap contracts	$62,333
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$87,610
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$—	$(14,968)	$(14,968)
Credit contracts	319,508	—	319,508
TOTAL	$319,508	$(14,968)	$304,540

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$—	$25,277	$25,277
Credit contracts	186,000	—	186,000
TOTAL	$186,000	$25,277	$211,277
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended March 31	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	486,082	$5,251,532	1,031,101	$11,653,684
Shares issued to shareholders in payment of distributions declared	36,299	384,574	67,739	759,483
Shares redeemed	(1,748,332)	(18,734,200)	(981,857)	(11,065,659)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,225,951)	$(13,098,094)	116,983	$1,347,508

Year Ended March 31	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	44,550	$479,953	254,046	$2,853,735
Shares issued to shareholders in payment of distributions declared	10,146	107,028	22,919	256,499
Shares redeemed	(508,398)	(5,403,236)	(293,176)	(3,295,173)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(453,702)	$(4,816,255)	(16,211)	$(184,939)

Year Ended March 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	250,475	$2,726,019	767,820	$8,651,393
Shares issued to shareholders in payment of distributions declared	20,981	222,725	39,453	442,431
Shares redeemed	(1,278,864)	(13,696,029)	(498,664)	(5,647,725)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,007,408)	$(10,747,285)	308,609	$3,446,099
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,687,061)	$(28,661,634)	409,381	$4,608,668
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for swap income and swap gain/loss reclassifications.
For the year ended March 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$280,847	$(280,847)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2014 and 2013, was as follows:
	2014	2013
Ordinary income	$902,625	$1,804,985
As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$254,789
Net unrealized appreciation	$384,285
Capital loss carryforwards	$(1,044,221)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At March 31, 2014, the cost of investments for federal tax purposes was $43,476,090. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation resulting from futures contracts; and b) swap contracts was $384,285. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $384,285.
At March 31, 2014, the Fund had a capital loss carryforward of $1,044,221 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$139,228	$710,713	$849,941
2019	$194,280	NA	$194,280
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended March 31, 2014, the Adviser voluntarily waived $245,237 of its fee and voluntarily reimbursed $139,436 of other operating expenses.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition to the fees described above, effective February 15, 2013, the Fund agreed to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to Commodities Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2014, the fee paid to FAS was 0.282% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$92,508
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2014, FSC retained $5,184 of fees paid by the Fund. For the year ended March 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2014, FSC retained $3,868 in sales charges from the sale of Class A Shares. FSC also retained $374 of CDSC relating to redemptions of Class A Shares and $843 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended March 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$67,461
Class C Shares	29,839
TOTAL	$97,300
For the year ended March 31, 2014, FSSC received $305 of fees paid by the Fund. For the year ended March 31, 2014, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74%, 1.49% and 0.49% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2014, the Adviser reimbursed $393. Transactions involving the affiliated holdings during the year ended March 31, 2014, were as follows:
	Federated Inflation- Protected Securities Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 3/31/2013	6,515,414	464,286	409,065	7,388,765
Purchases/Additions	—	19,746,661	498,440	20,245,101
Sales/Reductions	(2,681,088)	(19,131,821)	(599,936)	(22,412,845)
Balance of Shares Held 3/31/2014	3,834,326	1,079,126	307,569	5,221,021
Value	$40,720,538	$1,079,126	$2,060,711	$43,860,375
Dividend Income	$878,025	$266	$350,967	$1,229,258
Capital Gain Distributions	$—	$—	$46,044	$46,044
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Inflation-Protected Securities Core Fund (IPCORE), a portfolio of Core Trust, is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. The financial statements of IPCORE for the year ended December 31, 2013, are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 91.8% of its net assets at March 31, 2014. The financial statements of IPCORE should be read in conjunction with the Fund's financial statements. The valuation of the securities held by IPCORE is discussed in the notes to its financial statements.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2014, were as follows:
Purchases	$3,296,675
Sales	$32,750,000
Annual Shareholder Report

7. risk of investing in underlying funds
Each of the underlying funds in which the Fund invests has its own investment risks, and these risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2014, there were no outstanding loans. During the year ended March 31, 2014, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2014, there were no outstanding loans. During the year ended March 31, 2014, the program was not utilized.
10. SUBSEQUENT EVENTS
During February 2014, the Board of Trustees for Core Trust approved a Plan of Liquidation for IPCORE and authorized its officers to take the actions necessary for the dissolution of IPCORE. On April 11, 2014, IPCORE was liquidated and the Fund received an in-kind distribution from IPCORE consisting of cash, receivables and securities with a market value equal to the Fund's holding in IPCORE.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE board of trustees of federated income securities trust and SHAREHOLDERS OF Federated Real Return Bond Fund:
We have audited the accompanying statement of assets and liabilities of Federated Real Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of March 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Real Return Bond Fund, a portfolio of Federated Income Securities Trust, at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
May 22, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,007.30	$3.50
Class C Shares	$1,000	$1,004.40	$7.25
Institutional Shares	$1,000	$1,009.00	$2.25
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.44	$3.53
Class C Shares	$1,000	$1,017.70	$7.29
Institutional Shares	$1,000	$1,022.69	$2.27
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.70%
Class C Shares	1.45%
Institutional Shares	0.45%
Annual Shareholder Report

Management's Discussion of Fund Performance (unaudited)–Federated Inflation-Protected Securities Core Fund
The total return of Federated Inflation-Protected Securities Core Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended December 31, 2013, was -5.91%. The Barclays U.S. Treasury Inflation-Protected Securities Index (BTIPS),¹ the Fund's broad-based securities market index, returned -8.61% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BTIPS.
During the reporting period, the Fund's investment strategy focused on effective duration.2 This was the most significant factor affecting the Fund's performance relative to the BTIPS.
MARKET OVERVIEW
During 2013, interest rates rose across all Treasury maturities. Economic growth was stronger than forecasted. The Federal Reserve (the Fed) slowed the pace of its purchases of Treasury and mortgage-backed bonds. Equity markets rose during the reporting period. Also, world economies calmed from the financial crises of the last couple of years. All these events forced interest rates higher.
Treasury Inflation-Protected Securities (TIPS) had a very difficult year. Real interest rates on TIPS rose from a low of -0.75% to a high of 0.92%.3 Current realized inflation grew 1.2%, slower than last year's pace and well below the Fed's desired rate of 2%. The asset class saw significant selling during the majority of the reporting period.
Duration
Duration management continued to be the dominant component of the Fund's investment strategy. The shorter a fund's duration relative to an index, the less its net asset value will react to a change in interest rates. The Fund's effective duration for the 12-month reporting period was 3.4 years versus 6.2 years for BTIPS. For the reporting period, the Fund's effective duration was managed at approximately 50% of the BTIPS duration. Given the large increase in real rates, duration was a significant factor in the Fund's outperformance during the reporting period.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information on, the BTIPS.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Inflation-Protected Securities Core Fund from October 18, 2006 (start of performance) to December 31, 2013, compared to the Barclays U.S. Treasury Inflation-Protected Securities Index (BTIPS).2
Average Annual Total Returns for the Period Ended 12/31/2013
1 Year	-5.91%
5 Year	3.46%
Start of Performance*	4.09%
*	The Fund's start of performance date was October 18, 2006.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2013
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BTIPS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BTIPS is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The BTIPS is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–Federated Inflation-Protected Securities Core Fund
At December 31, 2013, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	97.6%
Derivative Contracts[2]	0.6%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	(0.1)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments–Federated Inflation-Protected Securities Core Fund
December 31, 2013
Principal Amount			Value
		U.S. TREASURY—97.6%
		Treasury Securities—97.6%
$3,555,650		U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$2,725,524
7,246,785		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	7,742,029
5,295,555		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	5,857,536
4,127,800		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	3,962,285
4,761,675		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	4,889,319
5,141,650		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2017	5,284,702
2,007,280		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	1,933,458
2,694,425		U.S. Treasury Inflation-Protected Note, 0.500%, 4/15/2015	2,753,813
880,855		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	893,345
2,034,862		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	2,175,474
5,415,650		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	5,869,211
6,601,683	[1]	U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	7,264,494
1,143,844		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,286,601
		TOTAL U.S. TREASURY (IDENTIFIED COST $50,989,635)	52,637,791
		REPURCHASE AGREEMENT—1.9%
1,003,000		Interest in $2,925,000,000 joint repurchase agreement 0.01%, dated 12/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,925,001,625 on 1/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,984,875,845. (AT COST)	1,003,000
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $51,992,635)[2]	53,640,791
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	266,857
		TOTAL NET ASSETS—100%	$53,907,648
Annual Shareholder Report

At December 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
4U.S. Treasury Note 2 Year Long Futures	52	$11,430,250	March 2014	$(21,212)
4U.S. Treasury Long Bond Short Futures	60	$7,698,750	March 2014	$128,302
4U.S. Treasury Note 10 Year Short Futures	105	$12,919,922	March 2014	$236,014
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$343,104
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	The cost of investments for federal tax purposes amounts to $52,025,831.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$52,637,791	$—	$52,637,791
Repurchase Agreement	—	1,003,000	—	1,003,000
TOTAL SECURITIES	$—	$53,640,791	$—	$53,640,791
OTHER FINANCIAL INSTRUMENTS*	$343,104	$—	$—	$343,104
*	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Federated Inflation-Protected Securities Core Fund
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.36	$11.02	$10.86	$10.78	$9.99
Income From Investment Operations:
Net investment income	0.15	0.26	0.46	0.26[1]	0.22
Net realized and unrealized gain (loss) on investments and futures contracts	(0.82)	0.35	0.16	0.05	0.74
TOTAL FROM INVESTMENT OPERATIONS	(0.67)	0.61	0.62	0.31	0.96
Less Distributions:
Distributions from net investment income	(0.15)	(0.27)	(0.46)	(0.23)	(0.17)
Net Asset Value, End of Period	$10.54	$11.36	$11.02	$10.86	$10.78
Total Return[2]	(5.91)%	5.55%	5.75%	2.89%	9.69%
Ratios to Average Net Assets:
Net expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	1.24%	2.41%	4.16%	2.39%	2.21%
Expense waiver/reimbursement[3]	0.09%	0.23%	0.37%	0.50%	1.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,908	$77,095	$60,171	$62,420	$28,758
Portfolio turnover	94%	24%	11%	52%	19%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities–Federated Inflation-Protected Securities Core Fund
December 31, 2013
Assets:
Total investment in securities, at value (identified cost $51,992,635)		$53,640,791
Cash		739
Income receivable		262,299
Receivable for daily variation margin		46,172
TOTAL ASSETS		53,950,001
Liabilities:
Payable to adviser (Note 5)	$1,993
Payable for transfer agent fee	1,302
Payable for auditing fees	26,550
Payable for portfolio accounting fees	7,289
Payable for insurance premiums (Note 5)	4,051
Accrued expenses (Note 5)	1,168
TOTAL LIABILITIES		42,353
Net assets for 5,112,202 shares outstanding		$53,907,648
Net Assets Consist of:
Paid-in capital		$55,645,911
Net unrealized appreciation of investments and futures contracts		1,991,260
Accumulated net realized loss on investments and futures contracts		(3,739,013)
Undistributed net investment income		9,490
TOTAL NET ASSETS		$53,907,648
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$53,907,648 ÷ 5,112,202 shares outstanding, no par value, unlimited shares authorized		$10.54
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations–Federated Inflation-Protected Securities Core Fund
Year Ended December 31, 2013
Investment Income:
Interest		$928,113
Expenses:
Custodian fees	$5,530
Transfer agent fee	6,972
Directors'/Trustees' fees (Note 5)	1,388
Auditing fees	26,550
Legal fees	8,669
Portfolio accounting fees	43,787
Printing and postage	9,419
Insurance premiums (Note 5)	4,193
Miscellaneous (Note 5)	353
TOTAL EXPENSES	106,861
Reimbursement of other operating expenses (Note 5)	(67,361)
Net expenses		39,500
Net investment income		888,613
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments		(842,923)
Net realized gain on futures contracts		1,427,643
Net change in unrealized appreciation of investments		(6,310,792)
Net change in unrealized appreciation of futures contracts		174,981
Net realized and unrealized loss on investments and futures contracts		(5,551,091)
Change in net assets resulting from operations		$(4,662,478)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets–Federated Inflation-Protected Securities Core Fund
Year Ended December 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$888,613	$1,713,436
Net realized gain on investments and futures contracts	584,720	319,168
Net change in unrealized appreciation/depreciation of investments and futures contracts	(6,135,811)	1,712,091
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,662,478)	3,744,695
Distributions to Shareholders:
Distributions from net investment income	(915,989)	(1,722,426)
Share Transactions:
Proceeds from sale of shares	15,801,731	15,400,000
Net asset value of shares issued to shareholders in payment of distributions declared	127,304	1,572
Cost of shares redeemed	(33,537,746)	(500,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(17,608,711)	14,901,572
Change in net assets	(23,187,178)	16,923,841
Net Assets:
Beginning of period	77,094,826	60,170,985
End of period (including undistributed net investment income of $9,490 and $32,672, respectively)	$53,907,648	$77,094,826
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements–Federated Inflation-Protected Securities Core Fund
December 31, 2013
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. Currently, shares of the Fund are being offered for investment only to investment companies or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
Annual Shareholder Report

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases financial futures contracts to manage cash flows and enhance yield. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $9,348,841 and $21,762,520, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$343,104*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$1,427,643

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$174,981
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2013	2012
Shares sold	1,420,839	1,368,610
Shares issued to shareholders in payment of distributions declared	11,994	139
Shares redeemed	(3,106,023)	(43,554)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,673,190)	1,325,195
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for deflation adjustments on the sale of TIPS.
For the year ended December 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$4,194	$(4,194)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$915,989	$1,722,426
As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$26,866
Net unrealized appreciation	$1,614,960
Capital loss carryforwards	$(3,380,089)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and TIP adjustments.
At December 31, 2013, the cost of investments for federal tax purposes was $52,025,831. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,614,960. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,921,456 and net unrealized depreciation from investments for those securities having an excess of cost over value of $306,496.
At December 31, 2013, the Fund had a capital loss carryforward of $3,380,089 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$2,423,360	NA	$2,423,360
2016	$860,636	NA	$860,636
2018	$96,093	NA	$96,093
The Fund used capital loss carryforwards of $751,517 to offset taxable capital gains realized during the year ended December 31, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.
The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2013, the Adviser voluntarily reimbursed $67,361 of other operating expenses.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2013, there were no outstanding loans. During the year ended December 31, 2013, the Fund did not utilize the LOC.
Annual Shareholder Report

7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2013, there were no outstanding loans. During the year ended December 31, 2013, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm–Federated Inflation-Protected Securities Core Fund
TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF Federated Inflation-Protected Securities Core Fund:
We have audited the accompanying statement of assets and liabilities of Federated Inflation-Protected Securities Core Fund (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Inflation-Protected Securities Core Fund, a portfolio of Federated Core Trust, at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 24, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)–Federated Inflation-Protected Securities Core Fund
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Expenses Paid During Period[1]
Actual	$1,000.00	$994.90	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024,95	$0.26
1	Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
J. Andrew Kirschler Birth Date: May 23, 1968 Vice President Officer since: August 2013 Portfolio Manager since: July 2013	Principal Occupations: J. Andrew Kirschler has been the Fund's Portfolio Manager since July 2013, responsible for the day to day management focusing on asset allocation and government securities. He is Vice President of the Trust with repsect to the Fund. Mr. Kirschler joined Federated in 1990 in the Internal Sales department. In 1994 he was an Assistant Trader, in 1996 a Trader and in 2003 a Senior Trader on the fixed income desk concentrating on government securities. Mr. Kirschler became a Senior Investment Analyst in 2013. In 2000 he was appointed Asst. Vice President and in 2003 appointed Vice President of a Federated advisory subsidiary. Mr. Kirschler received his M.B.A from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Real Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Annual Shareholder Report

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
Annual Shareholder Report

which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Real Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C779
CUSIP 31420C761
CUSIP 31420C753
36727 (5/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
March 31, 2014
Share Class	Ticker
A	FRSAX
C	FRICX
Institutional	FFRSX

Federated Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2013 through March 31, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Floating Rate Strategic Income Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended March 31, 2014 was 3.21% for the Class A Shares, 2.51% for the Class C Shares1 and 3.57% for the Institutional Shares. The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (BAML3MT),2 the Fund's broad-based securities market index, had a total return of 0.07%, and the Fund's custom blended index (“Blended Benchmark”) (55% Credit Suisse Leveraged Loan Index (CSLLI)/30% Bank of America Merrill Lynch 1-Year Treasury Index (BAML1YT)/15% 1-Month London InterBank Offered Rate (LIBOR))3 had a total return of 2.85% for the same reporting period. The Fund's total return during the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BAML3MT or the Blended Benchmark.
During the 12-month reporting period, the primary components of the Fund's investment strategy which affected performance relative to the Blended Benchmark were: (a) allocation of fund assets among the following three broad sectors: domestic noninvestment-grade,4 domestic investment-grade4 and foreign;5 (b) the selection of securities within each of the Fund's sectors; and (c) duration6 management utilizing derivatives in conjunction with anticipated interest rate changes.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the 12-month reporting period, riskier domestic asset classes generated attractive total returns. This included the U.S. leveraged loan market, which generated relatively steady returns, despite stretches of volatility experienced by broader fixed income markets.7
Early in the reporting period, most fixed income markets experienced price volatility as longer term yields on the U.S. Treasury curve abruptly shifted higher beginning in May of 2013. Rising yields were attributable to the market's anticipation of the Federal Reserve's eventual decision to initiate the reduction of asset purchases (tapering) under its quantitative easing program. Longer term yields somewhat retreated in the final three months, but the overall movement was higher during the reporting period. While markets adjusted to the changing monetary stimulus program, higher quality fixed income asset classes with greater interest rate sensitivity generated somewhat muted returns during the reporting period.
Annual Shareholder Report
1

Despite ripple effects caused by rising yields early in the reporting period, leveraged finance fixed income asset classes exhibited less interest rate sensitivity and outperformed higher quality fixed income alternatives in the face of rising rates. Several factors contributed to this positive performance. First, macroeconomic indicators continued to signal a moderately improving domestic economy capable of achieving consistent gains. This created a favorable backdrop for riskier asset classes. Next, leveraged finance credit fundamentals were sound, as evidenced by healthy cash flow, balance sheet and liquidity characteristics of borrowers. In addition, default rates in leveraged finance markets were subdued during the reporting period. Finally, leveraged finance assets experienced healthy demand as investors sought enhanced yield alternatives with less interest rate sensitivity.
In general, the aforementioned positive factors outweighed concerns including emerging market volatility and geopolitical risk resulting from turmoil between Russia and Ukraine toward the end of the reporting period. Riskier asset classes were generally favored by investors as domestic equity prices rose and credit risk spreads narrowed, including the leveraged loan market. For example, the spread between the CSLLI and three-month LIBOR (as measured by a three-year discount margin) declined from 499 basis points at the beginning of the period to 473 basis points by the end of the reporting period.
SECTOR ALLOCATION
The primary contributor to the Fund's outperformance relative to the Blended Benchmark was sector allocation among its three broad sectors: domestic noninvestment-grade, domestic investment-grade and foreign. Fund performance benefited from an overweight allocation to the domestic noninvestment-grade sector and underweight allocation to the domestic investment-grade sector during the reporting period. Riskier domestic leveraged finance asset classes outperformed the higher quality portions of the Blended Benchmark during the reporting period.
SECURITY SELECTION
Positive security selection in the domestic investment-grade and foreign sectors more than offset negative security selection in the domestic noninvestment-grade sector and contributed to the Fund's outperformance relative to the Blended Benchmark. Within the domestic investment-grade sector, Fund holdings in various higher quality floating rate asset classes8 produced returns which exceeded that portion of the Blended Benchmark. Within the foreign sector, Fund exposure to trade finance instruments, loans and corporate bonds generated returns which exceeded that portion of the Blended Benchmark. Within the domestic noninvestment-grade sector, returns from the leveraged loan9 sub-portfolio underperformed that portion of the Blended Benchmark. This was partially offset by positive contributions from holdings in short duration high-yield10 corporate bonds in that sector.
Annual Shareholder Report
2

DURATION MANAGEMENT
The Fund's position in treasury futures contracts11 was a modestly positive contributor to performance, relative to the Blended Benchmark during the 12-month reporting period.
1	The Fund's Class C Shares commenced operations on September 6, 2013. For the periods prior to the commencement of operations of the Class C Shares, the performance information shown is for the Fund's Institutional Shares' performance adjusted to reflect the expenses of the Class C Shares.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the BAML3MT.
3	Please see the footnotes to the line graphs below for definitions of, and further information about, the Blended Benchmark.
4	Noninvestment-grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
5	International investing involves special risks including currency risks, increased volatility, political risks and differences in auditing and other financial standards.
6	Duration is a measure of a security' price sensitivity to changes in interest rates. Securities with longer duration are more sensitive to changes in interest rates than securities of shorter durations.
7	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
8	Variable and floating rate loans and securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, variable and floating-rate loans and securities generally will not increase in value as much as fixed-rate debt instruments if interest rates decline.
9	In addition to the risks generally associated with debt instruments such as credit, market, interest rate, liquidity and derivatives risk, leveraged loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.
10	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
11	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Floating Rate Strategic Income Fund (the “Fund”) from February 23, 2011 to March 31, 2014 for Class A Shares, December 3, 2010 to March 31, 2014 for Class C Shares and from December 3, 2010 to March 31, 2014 for Institutional Shares, compared to the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (BAML3MT),2,3 the Fund's broad-based securities market index, and a blend of indexes comprised of 55% Credit Suisse Leveraged Loan Index (CSLLI)/30% Bank of America Merrill Lynch 1-Year Treasury Index (BAML1YT)/15% 1-Month London Interbank Offered Rate (LIBOR) (the “Blended Benchmark”).2,3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment–Class A Shares
Growth of $10,000 as of March 31, 2014
■	Total returns shown include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800).
Annual Shareholder Report
4

Growth of a $10,000 Investment–Class C Shares4
Growth of $10,000 as of March 31, 2014
Growth of a $10,000 Investment–Institutional Shares
Growth of $10,000 as of March 31, 2014
Average Annual Total Returns Table for the Period Ended 3/31/2014
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	Start of Performance*
Class A Shares	1.10%	3.07%
Class C Shares[4]	1.52%	2.24%
Institutional Shares	3.57%	4.28%
BAML3MT	0.07%	0.09%
Blended Benchmark	2.85%	3.41%
*	The Fund's Class A Shares start of performance date was February 23, 2011. The Fund's Class C Shares start of performance date was December 3, 2010. The Fund's Institutional Shares start of performance date was December 3, 2010. The returns of the BAML3MT and Blended Benchmark are from the Institutional Shares start of performance date.
Annual Shareholder Report
5

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML3MT and the Blended Benchmark have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The BAML3MT and the Blended Benchmark are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The BAML3MT is an index tracking short-term U.S. government securities. The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Average values are computed over the Index for coupon, current yield, initial spread and price. The average coupon, current yield and initial spread are weighted by market value (amount outstanding multiplied by the price) at the end of the measurement period for each loan currently paying interest in the Index. Total return is computed for each loan, which is the percent change in the value of each loan during the measurement period. Total return is the sum of three components: principal, interest and reinvestment return. LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured Funds from other banks in the London wholesale money market (or interbank market). BAML1YT is an unmanaged index tracking U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc.
4	The Fund's Class C Shares commenced operations on September 6, 2013. The Fund offers two other classes of shares: Class A Shares and Institutional Shares. For the period prior to the commencement of operations of Class C Shares, the performance information shown is for the Fund's Institutional Shares performance adjusted to reflect the expenses of Class C Shares for each year for which the expenses of Class C Shares would have exceeded the actual expenses paid by Institutional Shares. The performance shown in the table above also has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Institutional Shares and Class C Shares.
Annual Shareholder Report
6

Portfolio of Investments Summary Table (unaudited)
At March 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Floating Rate Loans	59.6%
Corporate Debt Securities	19.8%
Trade Finance Agreements	10.3%
Collateralized Mortgage Obligations	6.3%
Exchange-Traded Fund	1.9%
Asset-Backed Securities	0.8%
U.S. Government Agency Adjustable Rate Mortgage Securities	0.4%
Governments/Agencies	0.2%
Derivative Contracts[3]	0.0%
Cash Equivalents[4]	3.0%
Other Assets and Liabilities—Net[5]	(2.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

Portfolio of Investments
March 31, 2014
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation ARM—0.2%
$322,562		FHLMC ARM 781523, 2.354%, 5/01/2034	$340,961
465,267		FHLMC ARM 848194, 2.519%, 8/01/2035	495,218
324,962		FHLMC ARM 848746, 2.614%, 7/01/2034	345,882
405,834		FHLMC ARM 1H2662, 2.577%, 5/01/2036	432,023
		TOTAL	1,614,084
		Federal National Mortgage Association ARM—0.1%
149,499		FNMA ARM 745059, 2.174%, 9/01/2035	157,578
123,306		FNMA ARM 810320, 2.472%, 4/01/2034	130,958
250,269		FNMA ARM 881959, 2.210%, 2/01/2036	265,295
		TOTAL	553,831
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,152,030)	2,167,915
		CORPORATE BONDS—19.0%
		Automotive—1.6%
1,050,000		American Honda Finance Corp., Floating Rate Note - Sr. Note, 0.740%, 10/7/2016	1,059,049
2,000,000		Ford Motor Credit Co., 2.75%, 5/15/2015	2,041,432
750,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	768,079
750,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 0.935%, 9/26/2016	754,695
5,000,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	5,343,750
		TOTAL	9,967,005
		Building Materials—1.4%
7,850,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	8,301,375
		Chemicals—0.1%
500,000		Ashland, Inc., 3.00%, 3/15/2016	512,500
		Energy—1.5%
2,000,000		BP Capital Markets PLC, Floating Rate Note - Sr. Note, 0.865%, 9/26/2018	2,019,053
500,000		Chesapeake Energy Corp., 3.25%, 3/15/2016	506,250
2,500,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,543,750
3,500,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	3,880,625
		TOTAL	8,949,678
Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—3.3%
$1,000,000		Ally Financial, Inc., 2.917%, 7/18/2016	$1,022,712
2,000,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 0.897%, 2/1/2019	2,003,318
1,000,000		Bank of America Corp., Floating Rate Note - Sr. Note, 1.279%, 1/15/2019	1,012,363
1,950,000		Bank of America Corp., Sr. Unsecd. Note, Floating Rate Note - Sr. Note, 1.103%, 4/1/2019	1,950,474
2,000,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,100,000
2,000,000		General Motors Financial Company, Inc., Series WI, 2.75%, 5/15/2016	2,031,200
2,000,000		Goldman Sachs Group, Inc., Floating Rate Note - Sr. Note, Series MTN, 1.336%, 11/15/2018	2,020,240
2,000,000		HSBC USA, Inc., Floating Rate Note - Sr. Note, 1.114%, 9/24/2018	2,026,860
2,000,000		International Lease Finance Corp., 2.193%, 6/15/2016	2,025,000
3,000,000		SLM Corp., Series MTN, 4.875%, 6/17/2019	3,060,588
1,000,000		U.S. Bancorp, Floating Rate Note - Sr. Note, Series MTN, 0.726%, 11/15/2018	1,002,961
300,000		Union Bank, N.A., Floating Rate Note - Sr. Note, 0.985%, 9/26/2016	303,150
		TOTAL	20,558,866
		Food & Beverage—2.2%
2,500,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	2,653,125
3,462,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	3,611,299
100,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	107,250
1,500,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	1,571,250
1,000,000		Mondelez International, Inc., Floating Rate Note - Sr. Note, 0.775%, 2/1/2019	994,574
1,000,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	1,097,500
1,250,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	1,301,562
2,000,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	2,166,500
		TOTAL	13,503,060
		Gaming—0.3%
2,000,000	[1,2]	Penn National Gaming, Inc., Series 144A, 4.375%, 11/1/2018	2,057,500
		Health Care—2.2%
2,079,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	2,228,428
4,875,000	[1,2]	IMS Health, Inc., Series 144A, 7.375%, 9/1/2018	4,972,500
1,500,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	1,657,500
2,900,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	3,132,000
1,600,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	1,768,000
		TOTAL	13,758,428
Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—0.4%
$1,500,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	$1,541,250
1,000,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,067,500
		TOTAL	2,608,750
		Media - Non-Cable—0.3%
1,650,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	1,823,250
		Packaging—0.6%
500,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.375%, 10/15/2017	533,750
1,250,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	1,284,375
1,500,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	1,556,250
		TOTAL	3,374,375
		Retailers—1.6%
3,000,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	3,086,250
1,750,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	1,811,250
2,500,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	2,553,175
2,450,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	2,544,937
		TOTAL	9,995,612
		Technology—1.8%
1,000,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	1,055,000
1,000,000		IAC Interactive Corp., Series WI, 4.875%, 11/30/2018	1,048,750
4,400,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	4,510,000
1,000,000	[1,2]	NXP BV/NXP Funding LLC, Sr. Note, 3.50%, 9/15/2016	1,027,500
2,500,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	2,637,500
1,000,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,067,500
		TOTAL	11,346,250
		Wireless Communications—1.7%
6,500,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	6,792,500
3,000,000		Verizon Communications, Inc., Floating Rate Note - Sr. Note, 1.004%, 6/17/2019	3,029,772
410,000		Verizon Communications, Inc., Floating Rate Note - Sr. Note, 1.993%, 9/14/2018	431,039
		TOTAL	10,253,311
		TOTAL CORPORATE BONDS (IDENTIFIED COST $115,265,586)	117,009,960
		ASSET-BACKED SECURITIES—0.7%
		Auto Receivables—0.1%
300,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.958%, 1/7/2025	302,480
Annual Shareholder Report
10

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$125,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.805%, 5/15/2018	$124,791
300,000		Smart Trust 2013-2US, Class A4B, 0.706%, 2/14/2019	301,048
		TOTAL	728,319
		Credit Card—0.3%
1,500,000		American Express Credit Account Master 2013-1, Class B, 0.855%, 2/16/2021	1,519,489
		Student Loans—0.3%
1,900,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.555%, 10/15/2031	1,932,831
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,125,000)	4,180,639
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.3%
		Commercial Mortgage—0.1%
600,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.205%, 7/15/2046	605,604
		Federal Home Loan Mortgage Corporation—3.2%
4,498,529		REMIC 3134 FA, 0.455%, 3/15/2036	4,493,083
2,551,115		REMIC 3241 FM, 0.535%, 11/15/2036	2,554,693
2,988,280		REMIC 3305 BF, 0.475%, 7/15/2034	2,982,577
1,246,913		REMIC 3323 FB, 0.485%, 5/15/2037	1,243,269
3,461,909		REMIC 3752 FQ, 0.655%, 11/15/2040	3,481,480
4,055,056		REMIC 3922 CF, 0.555%, 4/15/2041	4,047,497
873,826		REMIC 4077 MF, 0.655%, 7/15/2042	882,452
		TOTAL	19,685,051
		Federal National Mortgage Association—3.0%
4,826,630		REMIC 2005-104 NF, 0.454%, 3/25/2035	4,834,330
1,269,146		REMIC 2006-111 FA, 0.534%, 11/25/2036	1,271,869
541,352		REMIC 2010-134 BF, 0.584%, 10/25/2040	541,890
900,639		REMIC 2010-135 FP, 0.554%, 12/25/2040	900,715
3,124,870		REMIC 2010-150 FL, 0.704%, 10/25/2040	3,137,127
1,889,327		REMIC 2012-135 FA, 0.454%, 11/25/2039	1,880,039
4,938,109		REMIC 2012-99 FB, 0.534%, 9/25/2042	4,936,444
1,303,923		REMIC 2013-2 QF, 0.654%, 2/25/2043	1,306,394
		TOTAL	18,808,808
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $39,118,043)	39,099,463
		FLOATING RATE LOANS—8.7%
3,390,000		Activision Blizzard, Inc., Term Loan - 1st Lien, 3.25%, 10/11/2020	3,394,237
Annual Shareholder Report
11

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
$4,992,500		Allegion US Holdings Co., Inc., Term Loan - 1st Lien, 3.0%, 9/27/2020	$4,990,428
2,000,000		Aramark Corp., Term Loan - 1st Lien, 3.25%, 9/7/2019	1,984,750
5,242,520		Aramark Corp., Term Loan - 1st Lien, 3.25%, 2/24/2021	5,199,925
1,346,625		Ardagh Holdings USA, Inc., Term Loan - 1st Lien, 4.25%, 12/17/2019	1,354,833
2,000,000		Berry Plastics Group, Inc., Term Loan - 1st Lien, 3.75%, 1/6/2021	1,997,500
5,473,725		Charter Communications Operating LLC, Term Loan - 1st Lien, 3.0%, 1/3/2021	5,432,973
1,000,000		Chrysler Group LLC, Term Loan - 1st Lien, 3.25%, 12/31/2018	997,295
2,430,000		Darling International, Inc., Term Loan - 1st Lien, 3.25%, 1/8/2021	2,432,029
1,000,000		Delos Finance Sarl, Term Loan - 1st Lien, 3.50%, 3/6/2021	1,002,500
1,350,319		Garda World Security Corp., Term Loan - 1st Lien, 4.00%, 11/8/2020	1,355,383
345,431		Garda World Security Corp., Term Loan - 1st Lien, 4.00%, 11/8/2020	346,726
2,289,474		Hilton Worldwide Finance LLC, Term Loan - 1st Lien, 3.75%, 10/25/2020	2,295,816
2,000,000		Hologic, Inc., Term Loan - 1st Lien, 3.25%, 8/1/2019	1,995,630
5,990,000		Las Vegas Sands Corp., Term Loan - 1st Lien, 3.25%, 12/19/2020	5,989,431
935,223		Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, 2.867%, 2/2/2017	937,907
1,000,000		Nuveen Investments, Inc., Term Loan - 2nd Lien, 6.50%, 2/28/2019	1,004,375
249,375		Oxea SARL, Term Loan - 1st Lien, 4.25%, 12/6/2019	251,973
1,739,053		PVH Corp., Term Loan - 1st Lien, 3.25%, 2/13/2020	1,744,983
496,250		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan - 1st Lien, 3.50%, 5/14/2020	496,354
2,874,359		Seminole Tribe of Florida, Term Loan - 1st Lien, 2.239%, 10/11/2017	2,881,545
397,500		Tesoro Corp., Term Loan - 1st Lien, 2.405%, 6/3/2016	399,239
4,500,000		Virgin Media Investment Holdings, Term Loan - 1st Lien, 3.50%, 6/7/2020	4,494,173
500,000		Water PIK, Inc., Term Loan - 2nd Lien, 9.75%, 1/9/2021	498,750
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $53,487,987)	53,478,755
		INVESTMENT COMPANIES—66.8%[3]
31,549,675		Federated Bank Loan Core Fund	322,437,676
9,196,077	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	9,196,077
8,249,244		Federated Project and Trade Finance Core Fund	79,522,715
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $412,440,056)	411,156,468
		TOTAL INVESTMENTS—101.8% (IDENTIFIED COST $626,588,702)[5]	627,093,200
		OTHER ASSETS AND LIABILITIES - NET—(1.8)%[6]	(11,151,770)
		TOTAL NET ASSETS—100%	$615,941,430
Annual Shareholder Report
12

At March 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[7]United States Treasury Notes 5-Year Short Futures	140	$16,653,438	June 2014	$76,248
[7]United States Treasury Notes 10-Year Short Futures	125	$15,437,500	June 2014	$50,500
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$126,748
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, these restricted securities amounted to $58,712,075, which represented 9.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2014, these liquid restricted securities amounted to $58,712,075, which represented 9.5% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $627,190,632.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Annual Shareholder Report
13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,167,915	$—	$2,167,915
Corporate Bonds	—	117,009,960	—	117,009,960
Asset-Backed Securities	—	4,180,639	—	4,180,639
Collateralized Mortgage Obligations	—	39,099,463	—	39,099,463
Floating Rate Loans	—	53,478,755	—	53,478,755
Investment Companies[1]	331,633,753	79,522,715	—	411,156,468
TOTAL SECURITIES	$331,633,753	$295,459,447	$—	$627,093,200
OTHER FINANCIAL INSTRUMENTS[2]	$126,748	$—	$—	$126,748
1	Federated Bank Loan Core Fund and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
MTN	—Medium Term Note
PIK	—Payment in Kind
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,			Period Ended 3/31/2011[2]
	2014	2013[1]	2012
Net Asset Value, Beginning of Period	$10.08	$9.96	$10.04	$10.07
Income From Investment Operations:
Net investment income	0.33	0.37	0.37[3]	0.03
Net realized and unrealized gain (loss) on investments and futures contracts	(0.01)	0.12	(0.04)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.49	0.33	0.00[4]
Less Distributions:
Distributions from net investment income	(0.34)	(0.37)	(0.41)	(0.03)
Net Asset Value, End of Period	$10.06	$10.08	$9.96	$10.04
Total Return[5]	3.21%	5.02%	3.44%	0.02%
Ratios to Average Net Assets:
Net expenses	1.00%	1.00%	1.00%	1.10%[6]
Net investment income	3.21%	3.54%	3.77%	3.74%[6]
Expense waiver/reimbursement[7]	0.19%	0.47%	0.96%	1.66%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$326,289	$71,544	$22,244	$6,231
Portfolio turnover	8%	17%	39%	8%[8]
1	Beginning with the year ended March 31, 2013, the Fund was audited by Ernst & Young LLP. The previous year and period ended March 31, 2011 were audited by another independent registered public accounting firm.
2	Reflects operations for the period from February 23, 2011 (date of initial investment) to March 31, 2011.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended December 3, 2010 to March 31, 2011.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout the Period)
Period Ended March 31	2014[1]
Net Asset Value, Beginning of Period	$10.05
Income From Investment Operations:
Net investment income	0.16
Net realized and unrealized gain on investments and futures contracts	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.18
Less Distributions:
Distributions from net investment income	(0.16)
Net Asset Value, End of Period	$10.07
Total Return[2]	1.81%
Ratios to Average Net Assets:
Net expenses	1.65%[3]
Net investment income	2.49%[3]
Expense waiver/reimbursement[4]	0.24%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,826
Portfolio turnover	8%[5]
1	Reflects operations for the period from September 6, 2013 (date of initial investment) to March 31, 2014.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended March 31, 2014.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,			Period Ended 3/31/2011[2]
	2014	2013[1]	2012
Net Asset Value, Beginning of Period	$10.08	$9.96	$10.04	$10.00
Income From Investment Operations:
Net investment income	0.36	0.40	0.41[3]	0.11
Net realized and unrealized gain (loss) on investments and futures contracts	(0.01)	0.13	(0.04)	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.53	0.37	0.15
Less Distributions:
Distributions from net investment income	(0.37)	(0.41)	(0.45)	(0.11)
Net Asset Value, End of Period	$10.06	$10.08	$9.96	$10.04
Total Return[4]	3.57%	5.38%	3.80%	1.47%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.65%	0.75%[5]
Net investment income	3.57%	3.91%	4.15%	3.38%[5]
Expense waiver/reimbursement[6]	0.19%	0.49%	0.97%	4.70%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$273,826	$40,211	$23,622	$13,236
Portfolio turnover	8%	17%	39%	8%
1	Beginning with the year ended March 31, 2013, the Fund was audited by Ernst & Young LLP. The previous year and period ended March 31, 2011 were audited by another independent registered public accounting firm.
2	Reflects operations for the period from December 3, 2010 (date of initial investment) to March 31, 2011.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Assets and Liabilities
March 31, 2014
Assets:
Total investment in securities, at value including $411,156,468 of investment in affiliated holdings (Note 5) (identified cost $626,588,702)		$627,093,200
Cash		165,066
Restricted cash (Note 2)		310,375
Income receivable		1,511,761
Income receivable from affiliated holdings (Note 5)		1,475,767
Receivable for investments sold		20,019
Receivable for shares sold		2,280,274
Bank loan receivable		170,172
TOTAL ASSETS		633,026,634
Liabilities:
Payable for investments purchased	$12,936,750
Payable for shares redeemed	3,745,425
Payable for daily variation margin	938
Income distribution payable	173,362
Payable for distribution services fee (Note 5)	36,090
Payable for shareholder services fee (Note 5)	78,747
Accrued expenses (Note 5)	113,892
TOTAL LIABILITIES		17,085,204
Net assets for 61,199,892 shares outstanding		$615,941,430
Net Assets Consist of:
Paid-in capital		$615,850,588
Net unrealized appreciation of investments and futures contracts		631,246
Accumulated net realized loss on investments and futures contracts		(572,136)
Undistributed net investment income		31,732
TOTAL NET ASSETS		$615,941,430
Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($326,289,115 ÷ 32,420,339 shares outstanding), no par value, unlimited shares authorized	$10.06
Offering price per share (100/98.00 of $10.06)	$10.27
Redemption proceeds per share	$10.06
Class C Shares:
Net asset value per share ($15,826,143 ÷ 1,570,955 shares outstanding), no par value, unlimited shares authorized	$10.07
Offering price per share	$10.07
Redemption proceeds per share (99/100 of $10.07)	$9.97
Institutional Shares:
Net asset value per share ($273,826,172 ÷ 27,208,598 shares outstanding), no par value, unlimited shares authorized	$10.06
Offering price per share	$10.06
Redemption proceeds per share	$10.06
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations
Year Ended March 31, 2014
Investment Income:
Dividends received from affiliated holdings (Note 5)			$10,650,189
Interest			4,240,522
TOTAL INCOME			14,890,711
Expenses:
Investment adviser fee (Note 5)		$2,122,442
Administrative fee (Note 5)		276,250
Custodian fees		26,373
Transfer agent fee		217,537
Directors'/Trustees' fees (Note 5)		880
Auditing fees		43,650
Legal fees		9,210
Portfolio accounting fees		119,542
Distribution services fee (Note 5)		215,565
Shareholder services fee (Note 5)		470,024
Account administration fee (Note 2)		2,026
Share registration costs		90,091
Printing and postage		42,963
Insurance premiums (Note 5)		4,806
Miscellaneous (Note 5)		1,065
TOTAL EXPENSES		3,642,424
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(671,399)
Waiver of distribution services fee	(423)
TOTAL WAIVERS AND REIMBURSEMENT		(671,822)
Net expenses			2,970,602
Net investment income			11,920,109
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			111,600
Net realized loss on futures contracts			(182,221)
Realized gain distribution from affiliated investment company shares			600,990
Net change in unrealized appreciation of investments			(412,773)
Net change in unrealized depreciation of futures contracts			147,172
Net realized and unrealized gain on investments and futures contracts			264,768
Change in net assets resulting from operations			$12,184,877
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Changes in Net Assets
Year Ended March 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,920,109	$2,412,300
Net realized gain (loss) on investments and futures contracts	530,369	(40,712)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(265,601)	941,262
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,184,877	3,312,850
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,204,469)	(1,332,793)
Class C Shares	(109,503)	—
Institutional Shares	(6,158,020)	(1,146,710)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,471,992)	(2,479,503)
Share Transactions:
Proceeds from sale of shares	632,967,491	87,353,027
Net asset value of shares issued to shareholders in payment of distributions declared	11,001,235	1,849,548
Cost of shares redeemed	(139,495,286)	(24,147,099)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	504,473,440	65,055,476
Change in net assets	504,186,325	65,888,823
Net Assets:
Beginning of period	111,755,105	45,866,282
End of period (including undistributed net investment income of $31,732 and $0, respectively)	$615,941,430	$111,755,105
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Notes to Financial Statements
March 31, 2014
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Floating Rate Strategic Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
Effective September 6, 2013, the Fund began offering Class C Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Annual Shareholder Report
22

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report
23

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded
Annual Shareholder Report
24

at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended March 31, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$2,026
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase income and to manage duration risk of the portfolio. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks,
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including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $16,335,582. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$(126,748)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(182,221)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$147,172
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended March 31	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	32,762,473	$329,859,900	6,257,762	$62,769,941
Shares issued to shareholders in payment of distributions declared	611,195	6,152,157	130,810	1,309,732
Shares redeemed	(8,048,994)	(81,031,710)	(1,525,224)	(15,265,125)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	25,324,674	$254,980,347	4,863,348	$48,814,548

	Period Ended 3/31/2014[1]		Year Ended 3/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,617,617	$16,313,037	—	$—
Shares issued to shareholders in payment of distributions declared	10,669	107,580	—	—
Shares redeemed	(57,331)	(578,326)	—	—
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,570,955	$15,842,291	—	$—

Year Ended March 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,496,822	$286,794,554	2,449,913	$24,583,086
Shares issued to shareholders in payment of distributions declared	470,997	4,741,498	53,938	539,816
Shares redeemed	(5,747,660)	(57,885,250)	(886,034)	(8,881,974)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	23,220,159	$233,650,802	1,617,817	$16,240,928
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	50,115,788	$504,473,440	6,481,165	$65,055,476
1	Reflects operations for the period from September 6, 2013 (date of initial investment) to March 31, 2014.
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4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for short-term capital gain distributions from registered investment companies and discount accretion/premium amortization on debt securities.
For the year ended March 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$583,615	$(583,615)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2014 and 2013, was as follows:
	2014	2013
Ordinary income	$12,471,992	$2,479,503
As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$31,732
Undistributed long-term capital gains	$156,542
Net unrealized depreciation	$(97,432)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities and the deferral of losses on wash sales.
At March 31, 2014, the cost of investments for federal tax purposes was $627,190,632. The net unrealized depreciation of investments for federal tax purposes excluding futures contracts was $97,432. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,501,749 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,599,181.
The Fund used capital loss carryforwards of $241,279 to offset capital gains realized during the year ended March 31, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2014, the Adviser voluntarily waived $664,106 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$184,706	$—
Class C Shares	30,859	(423)
TOTAL	$215,565	$(423)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2014, FSC retained $24,933 of fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2014, FSC did not retain any sales charges from the sale of Class A Shares. For the year ended March 31, 2014, FSC retained $8,604 of CDSC relating to redemptions of Class A Shares and $1,147 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended March 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$459,738
Class C Shares	10,286
TOTAL	$470,024
For the year ended March 31, 2014, FSSC received $770 of fees paid by the Fund.
Expense Limitation
Effective June 1, 2014, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.04%, 1.69% and 0.69% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended March 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,078,819 and $0, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2014, the Adviser reimbursed $7,293. Transactions involving affiliated holdings during the year ended March 31, 2014, were as follows:
	Federated Bank Loan Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2013	7,441,772	2,112,861	1,661,327	11,215,960
Purchases/Additions	24,205,464	263,642,907	6,587,917	294,436,288
Sales/Reductions	(97,561)	(256,559,691)	—	(256,657,252)
Balance of Shares Held 3/31/2014	31,549,675	9,196,077	8,249,244	48,994,996
Value	$322,437,676	$9,196,077	$79,522,715	$411,156,468
Dividend Income	$8,442,117	$4,225	$2,203,847	$10,650,189
Capital Gain Distributions	$466,304	$—	$134,686	$600,990
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Bank Loan Core Fund (BLCORE), a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 52.3% of its net assets at March 31, 2014. A copy of BLCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2014, were as follows:
Purchases	$535,902,008
Sales	$26,178,689
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2014, there were no outstanding loans. During the year ended March 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2014, there were no outstanding loans. During the year ended March 31, 2014, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended March 31, 2014, the amount of long-term capital gains designated by the Fund was $156,542.
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Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF federated income securities trust and shareholders of Federated Floating Rate Strategic Income Fund:
We have audited the accompanying statement of assets and liabilities of Federated Floating Rate Strategic Income Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of March 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2012 and the period ended March 31, 2011 were audited by another independent registered public accounting firm whose report, dated May 23, 2012, expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Floating Rate Strategic Income Fund, a portfolio of Federated Income Securities Trust, at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
May 22, 2014
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,020.00	$4.99
Class C Shares	$1,000	$1,016.60	$8.25
Institutional Shares	$1,000	$1,021.70	$3.23
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.00	$4.99
Class C Shares	$1,000	$1,016.75	$8.25
Institutional Shares	$1,000	$1,021.74	$3.23
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.99%
Class C Shares	1.64%
Institutional Shares	0.64%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: January 1987	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since January 1987. He is Vice President of the Trust with respect to the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Steven J. Wagner Birth Date: July 23, 1967 Vice President Officer since: June 2012 Portfolio Manager since: November 2010	Principal Occupations: Steven J. Wagner has been the Fund's Portfolio Manager since November 2010. He is Vice President of the Trust with respect to the Fund. Mr. Wagner joined Federated in 1997 as an analyst in the high yield area and has been Senior Investment Analyst and Vice President of the Fund's Adviser since 2003. Mr. Wagner received his B.S. from Boston College and his M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Floating Rate Strategic Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
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The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C597
CUSIP 31420C670
Q450751 (5/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
March 31, 2014
Share Class	Ticker
A	FUSGX
B	FUSBX
C	FUSCX

Federated Fund for U.S. Government Securities
Fund Established 1969

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2013 through March 31, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Fund for U.S. Government Securities (the “Fund”), based on net asset value, for the 12-month reporting period ended March 31, 2014, was -0.49% for the Class A Shares, -1.38% for the Class B Shares and -1.38% for the Class C Shares. The -0.49% total return of the Class A Shares consisted of 2.74% in taxable dividends and 3.23% of price depreciation in the net asset value of the shares. The Barclays Mortgage-Backed Securities Index (BMBS),1 the Fund's broad-based securities market index, returned 0.20% for the same period. The Lipper U.S. Mortgage Funds Average (LUSMFA),2 a peer group average for the Fund, was -0.10% for the same period. The Fund's and the LUSMFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BMBS.
During the reporting period, the Fund's investment strategy focused on: (a) duration;3 (b) sector allocation; and (c) yield curve. These were the most significant factors affecting the Fund's performance relative to the BMBS.
The following discussion will focus on the performance of the Fund's Class A Shares.
MARKET OVERVIEW
Monetary policy remained extremely accommodative as the Federal Reserve (the Fed) sought to support economic growth through a combination of low rates and quantitative easing (QE). Prices increased across a variety of asset classes including homes and equities, which produced greater consumer wealth and consumer confidence.
While the Federal Open Market Committee (FOMC) Chair was passed from Ben Bernanke to Janet Yellen, the federal funds rate remained anchored in a range of 0.00% to 0.25%, and balance sheet expansion continued. Purchases of Treasury and agency mortgage-backed securities (MBS) totaled approximately $1 trillion over the reporting period, and the Fed's balance sheet grew to nearly $4.25 trillion. Labor markets continued to improve as the unemployment rate declined 1 percentage point to 6.7%, and gross domestic product (GDP) growth averaged 3% for the final three quarters of 2013 (first quarter 2014 GDP was unavailable at the time of publication). Citing solid economic growth, the FOMC began a long-awaited reduction in the pace of QE bond purchases at the outset of 2014. Treasury and agency MBS investments were reduced to a monthly rate of $55 billion at period end, a decline of $30 billion from 2013's pace. Although the winter of 2013-2014 was particularly harsh, any negative impact on growth is expected to be largely temporary as home and equity market advances were supportive of growth.
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A 13.4% gain in the Case-Shiller Home Price Index reflected the strength of residential real estate for calendar year 2013. The combination of a new high in the S&P 500 Index and rising home values resulted in record consumer wealth, which was supportive of consumption and economic expansion. While domestic economic developments were generally positive, worldwide events added a degree of uncertainty and instability to financial markets.
Emerging market economies experienced slower growth, capital outflows and currency depreciation in some cases. Additionally, Russia's annexation of Crimea and its unknown intentions with Ukraine led to market volatility and a “flight-to-quality” bid for U.S. Treasury securities that often accompanies investor uncertainty.
Generally speaking, Treasuries lagged their higher yielding, similar duration commercial and residential MBS counterparts. Non-government mortgage securities, including commercial and residential sectors, posted the strongest performance relative to Treasuries. Agency residential MBS were heavily impacted by Fed QE purchases and investor anticipation of a reduction in and ultimate cessation of Fed purchases. Consequently, the sector was sensitive to Fed communications and implications for QE. The 2- and 10-year Treasury yields increased 18 and 87 basis points to 0.42% and 2.72%, respectively.4
Duration
During the reporting period, portfolio interest rate sensitivity was consistently below that of the BMBS based on an expectation for high Treasury yields and lower bond prices. Treasury yields did increase from historically low levels at the period's outset as the improving U.S. economy decreased demand for government securities. A portion of this beneficial strategy utilized Treasury derivatives,5 which were sold in order to reduce the portfolio's effective duration relative to that of the BMBS.
sector allocation
While the portfolio must allocate at least 80% of assets to government securities, exposure to non-government securities was maintained throughout the period. Private label commercial and residential mortgages comprised approximately 12% of assets during the reporting period.6 Within the government allocation, the portfolio was significantly underweighted to Ginnie Mae MBS and allocated a portion of assets to agency-issued commercial MBS. Non-agency sectors and agency commercial mortgages performed well while Ginnie Mae MBS lagged their conventional counterparts. As a result, sector allocation positively affected Fund performance relative to the BMBS.
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YIELD CURVE
While the portfolio's overall interest rate sensitivity, during the reporting period was below that of the BMBS, exposure to the intermediate portion of the yield curve (5- to 7-year maturities) was somewhat greater than the BMBS. Intermediate maturity Treasury yields increased to a larger extent than any part of the overall curve, and this exposure proved detrimental. Therefore, yield curve strategy negatively affected Fund performance.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSMFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6	The value of some mortgage-backed securities may be particularly sensitive to changes in the prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Fund for U.S. Government Securities (the “Fund”) from March 31, 2004 to March 31, 2014, compared to the Barclays Mortgage-Backed Securities Index (BMBS)2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2014
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of the additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 3/31/2014
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-4.92%	2.04%	3.06%
Class B Shares	-6.69%	1.84%	2.91%
Class C Shares	-2.35%	2.18%	2.74%
BMBS	0.20%	3.57%	4.58%
LUSMFA	-0.10%	4.65%	3.89%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges.
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Portfolio of Investments Summary Table (unaudited)
At March 31, 2014, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	84.9%
Non-Agency Mortgage-Backed Securities	6.4%
Non-Agency Commercial Mortgage-Backed Securities	4.3%
U.S. Government Agency Commercial Mortgage-Backed Securities	3.5%
Repurchase Agreements—Collateral[2]	16.3%
Derivative Contracts[3,4]	0.0%
Cash Equivalents[5]	1.0%
Other Assets and Liabilities—Net[6]	(16.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Includes a repurchase agreement purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
March 31, 2014
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—84.9%
		Federal Home Loan Mortgage Corporation—29.9%
$11,241,917		3.000%, 8/1/2043	$10,849,768
30,931,983		3.500%, 4/1/2042 - 9/1/2043	31,128,138
22,782,931		4.000%, 8/1/2025 - 1/1/2042	23,745,653
26,930,573		4.500%, 2/1/2024 - 9/1/2041	28,758,162
14,083,018		5.000%, 7/1/2020 - 10/1/2039	15,351,098
17,429,292		5.500%, 3/1/2021 - 9/1/2037	19,241,517
102,423		6.000%, 10/1/2017 - 2/1/2032	113,881
1,211,922		6.500%, 10/1/2037 - 10/1/2038	1,347,731
440,810		7.000%, 12/1/2031	512,651
693,463		7.500%, 1/1/2021 - 8/1/2031	812,311
		TOTAL	131,860,910
		Federal National Mortgage Association—48.9%
22,043,445		2.500%, 4/1/2028 - 5/1/2028	22,065,065
8,145,772		3.000%, 6/1/2027	8,378,371
23,363,114	[1]	3.500%, 8/1/2042 - 4/1/2044	23,524,621
53,170,371	[1]	4.000%, 12/1/2031 - 4/1/2044	55,564,218
28,585,989	[1]	4.500%, 12/1/2019 - 4/1/2044	30,512,263
36,364,462	[1]	5.000%, 1/1/2024 - 4/1/2044	39,669,780
4,213,151		5.500%, 9/1/2034 - 9/1/2037	4,662,999
24,066,694		6.000%, 10/1/2028 - 4/1/2038	26,820,858
3,699,067		6.500%, 6/1/2029 - 8/1/2037	4,125,779
682,594		7.000%, 8/1/2028 - 1/1/2032	788,340
1,954		7.500%, 1/1/2030	2,299
995		11.750%, 10/1/2015	1,054
150		13.000%, 8/1/2015	160
		TOTAL	216,115,807
		Government National Mortgage Association—6.1%
17,126,380		3.500%, 12/15/2040	17,511,723
5,556,565		5.000%, 11/20/2038 - 9/20/2039	6,092,246
1,078,970		5.500%, 12/20/2038	1,192,220
889,367		6.000%, 9/20/2038	988,454
838,437		7.500%, 12/15/2023 - 7/15/2030	983,833
92,278		8.250%, 10/15/2030	112,538
53,826		8.375%, 8/15/2030	62,149
Annual Shareholder Report
7

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$94		11.250%, 9/20/2015	$100
		TOTAL	26,943,263
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $361,917,144)	374,919,980
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.4%
		Non-Agency Mortgage-Backed Securities—6.4%
2,284,030		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,127,866
808,686		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	707,085
2,841,448	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	2,796,968
5,374,968	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	5,040,419
1,147,367		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,132,434
1,791,023		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,665,681
240,819	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	216,014
3,973,589	[2,4]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	74,704
129,006		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	126,309
521,856		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	527,738
1,395,512		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,408,258
1,849,990		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,844,919
4,741,090		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	4,431,746
3,250,000	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	3,294,200
1,252,620	[2,4]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	132,276
3,178,938		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,811,713
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $30,051,058)	28,338,330
		COMMERCIAL MORTGAGE-BACKED SECURITIES—7.8%
		Agency Commercial Mortgage-Backed Securities—3.5%
6,875,597		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	6,867,652
3,000,000	[2,3]	FREMF Mortgage Trust 2013-K24, 3.502%, 11/25/2045	2,848,081
5,800,000	[2,3]	FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	5,527,799
		TOTAL	15,243,532
		Non-Agency Commercial Mortgage-Backed Securities—4.3%
5,489,154	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	5,769,970
3,953,352	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	4,053,767
2,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	2,037,783
Annual Shareholder Report
8

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Non-Agency Commercial Mortgage-Backed Securities—continued
$7,000,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	$7,295,738
		TOTAL	19,157,258
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $34,339,729)	34,400,790
		REPURCHASE AGREEMENTS—17.3%
37,021,000	[5,6]	Interest in $174,089,000 joint repurchase agreement 0.07%, dated 3/13/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $174,098,478 on 4/10/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $177,879,599.	37,021,000
4,440,000		Interest in $1,050,000,000 joint repurchase agreement 0.07%, dated 3/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,050,002,042 on 4/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,071,009,087.	4,440,000
35,000,000	[5,6]	Interest in $160,000,000 joint repurchase agreement 0.07%, dated 3/13/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $160,008,711 on 4/10/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/20/2042 and the market value of those underlying securities was $163,206,112.	35,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	76,461,000
		TOTAL INVESTMENTS—116.4% (IDENTIFIED COST $502,768,931)[7]	514,120,100
		OTHER ASSETS AND LIABILITIES - NET—(16.4)%[8]	(72,506,717)
		TOTAL NET ASSETS—100%	$441,613,383
At March 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[9]United States Treasury Notes 10-Year Short Futures	100	$12,350,000	June 2014	$55,244
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
Annual Shareholder Report
9

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, these restricted securities amounted to $37,049,936, which represented 8.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2014, these liquid restricted securities amounted to $36,626,942, which represented 8.3% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $502,076,014.
8	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2014.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
10

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$374,919,980	$—	$374,919,980
Collateralized Mortgage Obligations	—	27,915,336	422,994	28,338,330
Commercial Mortgage-Backed Securities	—	34,400,790	—	34,400,790
Repurchase Agreements	—	76,461,000	—	76,461,000
TOTAL SECURITIES	$—	$513,697,106	$422,994	$514,120,100
OTHER FINANCIAL INSTRUMENTS*	$55,244	—	—	$55,244
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
IO	—Interest Only
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$7.74	$7.82	$7.71	$7.77	$7.70
Income From Investment Operations:
Net investment income	0.17[1]	0.19[1]	0.24[1]	0.27[1]	0.31[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.21)	(0.05)	0.14	(0.02)	0.10
TOTAL FROM INVESTMENT OPERATIONS	(0.04)	0.14	0.38	0.25	0.41
Less Distributions:
Distributions from net investment income	(0.21)	(0.22)	(0.27)	(0.31)	(0.34)
Net Asset Value, End of Period	$7.49	$7.74	$7.82	$7.71	$7.77
Total Return[2]	(0.49)%	1.80%	5.05%	3.19%	5.42%
Ratios to Average Net Assets:
Net expenses	0.90%	0.91%	0.92%	0.94%	0.95%
Net investment income	2.21%	2.45%	3.03%	3.50%	3.95%
Expense waiver/reimbursement[3]	—	0.00%[4]	0.00%[4]	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$390,752	$489,819	$530,857	$559,964	$590,559
Portfolio turnover	252%	168%	156%	138%	121%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	69%	46%	44%	36%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$7.75	$7.82	$7.71	$7.76	$7.70
Income From Investment Operations:
Net investment income	0.11[1]	0.13[1]	0.18[1]	0.22[1]	0.25[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.22)	(0.04)	0.15	(0.02)	0.09
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	0.09	0.33	0.20	0.34
Less Distributions:
Distributions from net investment income	(0.15)	(0.16)	(0.22)	(0.25)	(0.28)
Net Asset Value, End of Period	$7.49	$7.75	$7.82	$7.71	$7.76
Total Return[2]	(1.38)%	1.17%	4.26%	2.55%	4.49%
Ratios to Average Net Assets:
Net expenses	1.65%	1.66%	1.67%	1.69%	1.70%
Net investment income	1.45%	1.70%	2.31%	2.75%	3.20%
Expense waiver/reimbursement[3]	—	0.00%[4]	0.00%[4]	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,870	$20,404	$25,847	$43,444	$75,194
Portfolio turnover	252%	168%	156%	138%	121%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	69%	46%	44%	36%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$7.74	$7.81	$7.70	$7.76	$7.70
Income From Investment Operations:
Net investment income	0.11[1]	0.13[1]	0.18[1]	0.21[1]	0.25[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.22)	(0.04)	0.15	(0.02)	0.09
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	0.09	0.33	0.19	0.34
Less Distributions:
Distributions from net investment income	(0.15)	(0.16)	(0.22)	(0.25)	(0.28)
Net Asset Value, End of Period	$7.48	$7.74	$7.81	$7.70	$7.76
Total Return[2]	(1.38)%	1.17%	4.27%	2.43%	4.51%
Ratios to Average Net Assets:
Net expenses	1.65%	1.66%	1.67%	1.69%	1.70%
Net investment income	1.45%	1.70%	2.28%	2.75%	3.19%
Expense waiver/reimbursement[3]	—	0.00%[4]	0.00%[4]	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,992	$60,557	$73,624	$71,492	$69,256
Portfolio turnover	252%	168%	156%	138%	121%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	69%	46%	44%	36%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities
March 31, 2014
Assets:
Investment in repurchase agreements	$ 76,461,000
Investment in securities	437,659,100
Total investment in securities, at value (identified cost $502,768,931)		$514,120,100
Cash		953
Restricted cash (Note 2)		147,500
Income receivable		1,292,989
Receivable for investments sold		21,397,500
Receivable for shares sold		102,704
Receivable for daily variation margin		6,250
TOTAL ASSETS		537,067,996
Liabilities:
Payable for investments purchased	94,209,502
Payable for shares redeemed	725,146
Income distribution payable	171,236
Payable for Directors'/Trustees' fees (Note 5)	300
Payable for distribution services fee (Note 5)	32,819
Payable for shareholder services fee (Note 5)	158,116
Accrued expenses (Note 5)	157,494
TOTAL LIABILITIES		95,454,613
Net assets for 58,979,990 shares outstanding		$441,613,383
Net Assets Consist of:
Paid-in capital		$469,694,972
Net unrealized appreciation of investments and futures contracts		11,406,413
Accumulated net realized loss on investments and futures contracts		(39,581,244)
Undistributed net investment income		93,242
TOTAL NET ASSETS		$441,613,383
Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($390,751,784 ÷ 52,185,495 shares outstanding), no par value, unlimited shares authorized	$7.49
Offering price per share (100/95.50 of $7.49)	$7.84
Redemption proceeds per share	$7.49
Class B Shares:
Net asset value per share ($13,869,508 ÷ 1,851,901 shares outstanding), no par value, unlimited shares authorized	$7.49
Offering price per share	$7.49
Redemption proceeds per share (94.50/100 of $7.49)	$7.08
Class C Shares:
Net asset value per share ($36,992,091 ÷ 4,942,594 shares outstanding), no par value, unlimited shares authorized	$7.48
Offering price per share	$7.48
Redemption proceeds per share (99.00/100 of $7.48)	$7.41
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Operations
Year Ended March 31, 2014
Investment Income:
Interest	$15,303,673
Expenses:
Investment adviser fee (Note 5)	1,950,076
Administrative fee (Note 5)	384,490
Custodian fees	30,708
Transfer agent fee	542,432
Directors'/Trustees' fees (Note 5)	3,308
Auditing fees	25,450
Legal fees	9,225
Portfolio accounting fees	164,252
Distribution services fee (Note 5)	474,771
Shareholder services fee (Note 5)	1,219,176
Account administration fee (Note 2)	181
Share registration costs	46,549
Printing and postage	55,856
Insurance premiums (Note 5)	5,071
Miscellaneous (Note 5)	4,882
TOTAL EXPENSES	4,916,427
Net investment income	10,387,246
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(7,247,970)
Net realized gain on futures contracts	546,743
Net change in unrealized appreciation of investments	(8,977,183)
Net change in unrealized depreciation of futures contracts	297,026
Net realized and unrealized loss on investments and futures contracts	(15,381,384)
Change in net assets resulting from operations	$(4,994,138)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Changes in Net Assets
Year Ended March 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,387,246	$14,216,602
Net realized gain (loss) on investments and futures contracts	(6,701,227)	4,464,659
Net change in unrealized appreciation/depreciation of investments and futures contracts	(8,680,157)	(7,521,186)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,994,138)	11,160,075
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(11,822,227)	(14,543,402)
Class B Shares	(338,814)	(470,054)
Class C Shares	(910,046)	(1,397,819)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,071,087)	(16,411,275)
Share Transactions:
Proceeds from sale of shares	23,132,031	59,788,247
Net asset value of shares issued to shareholders in payment of distributions declared	10,777,817	13,352,744
Cost of shares redeemed	(145,011,461)	(127,437,687)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(111,101,613)	(54,296,696)
Change in net assets	(129,166,838)	(59,547,896)
Net Assets:
Beginning of period	570,780,221	630,328,117
End of period (including undistributed net investment income of $93,242 and $11,919, respectively)	$441,613,383	$570,780,221
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Notes to Financial Statements
March 31, 2014
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Annual Shareholder Report
19

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Annual Shareholder Report
20

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended March 31, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$ 181
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration. Additionally, futures contracts are used as a duration and yield curve management tool with the goal of enhancing the Fund's total rate of return. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $730,655 and $7,806,274, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$201,271	$216,014
Salomon Brother Mortgage Sec. VII 199-4, Class IO, 2.547%, 12/25/2027	4/20/1999 – 5/25/1999	$113,153	$74,704
Structured Assets Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$518,402	$132,276
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$55,244*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$546,743

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$297,026
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended March 31	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,411,818	$18,183,641	5,166,728	$40,409,291
Shares issued to shareholders in payment of distributions declared	1,281,193	9,653,292	1,497,669	11,694,777
Shares redeemed	(14,753,777)	(111,350,602)	(11,341,766)	(88,661,073)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(11,060,766)	$(83,513,669)	(4,677,369)	$(36,557,005)

Year Ended March 31	2014		2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	105,988	$804,910	325,757	$2,549,073
Shares issued to shareholders in payment of distributions declared	43,152	325,191	56,991	445,269
Shares redeemed	(931,447)	(7,012,742)	(1,055,314)	(8,254,935)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(782,307)	$(5,882,641)	(672,566)	$(5,260,593)
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Year Ended March 31	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	548,342	$4,143,480	2,150,774	$16,829,883
Shares issued to shareholders in payment of distributions declared	106,086	799,334	155,364	1,212,698
Shares redeemed	(3,535,504)	(26,648,117)	(3,908,552)	(30,521,679)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,881,076)	$(21,705,303)	(1,602,414)	$(12,479,098)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(14,724,149)	$(111,101,613)	(6,952,349)	$(54,296,696)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expired capital loss carryforwards, regulatory settlement proceeds and dollar-roll transactions.
For the year ended March 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(4,883,972)	$2,765,164	$2,118,808
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2014 and 2013 was as follows:
	2014	2013
Ordinary income	$13,071,087	$16,411,275
As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$98,982
Net unrealized appreciation	$12,044,086
Capital loss carryforwards	$(40,224,657)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for REMIC and dollar-roll transactions.
At March 31, 2014, the cost of investments for federal tax purposes was $502,076,014. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $12,044,086. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,944,431 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,900,345.
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At March 31, 2014, the Fund had a capital loss carryforward of $40,224,657 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$7,801,176	$1,057,298	$8,858,474
2015	$21,792,738	NA	$21,792,738
2017	$726,216	NA	$726,216
2018	$8,847,229	NA	$8,847,229
Capital loss carryforwards of $4,881,984 expired during the year ended March 31, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below plus 4.50% of the Fund's gross income. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the year ended March 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$127,864
Class C Shares	346,907
TOTAL	$474,771
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2014, FSC retained $81,901 of fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2014, FSC retained $4,516 in sales charges from the sale of Class A Shares. FSC also retained $489 of CDSC relating to redemptions of Class A Shares, $48,750 relating to redemptions of Class B Shares and $2,321 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This reimbursement can be modified or terminated at any time at its sole discretion. For the year ended March 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$1,063,036
Class B Shares	42,621
Class C Shares	113,519
TOTAL	$1,219,176
For the year ended March 31, 2014, FSSC received $474,983 of fees paid by the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2014, were as follows:
Purchases	$8,863,047
Sales	$26,218,336
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2014, there were no outstanding loans. During the year ended March 31, 2014, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2014, there were no outstanding loans. During the year ended March 31, 2014, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE board of trustees of federated income securities trust and SHAREHOLDERS OF Federated Fund for U.S. Government Securities:
We have audited the accompanying statement of assets and liabilities of Federated Fund for U.S. Government Securities (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of March 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Fund for U.S. Government Securities, a portfolio of Federated Income Securities Trust, at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
May 22, 2014
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,010.50	$4.51
Class B Shares	$1,000	$1,006.60	$8.30
Class C Shares	$1,000	$1,006.60	$8.25
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.44	$4.53
Class B Shares	$1,000	$1,016.65	$8.35
Class C Shares	$1,000	$1,016.70	$8.30
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.90%
Class B Shares	1.66%
Class C Shares	1.65%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
37

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: May 2003	Principal Occupations: Todd A. Abraham has been the Fund's Portfolio Manager since May 2003. He is Vice President of the Trust with respect to the Fund. Mr. Abraham has been a Portfolio Manager since 1995, a Vice President of the Fund's Adviser since 1997 and a Senior Vice President of the Funds Adviser beginning 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from Loyola College.
Annual Shareholder Report
38

Evaluation and Approval of Advisory Contract–May 2013
Federated Fund for U.S. Government Securities (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
40

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report
41

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
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42

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Fund for U.S. Government Securities
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C803
CUSIP 31420C886
28390 (5/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $252,200

Fiscal year ended 2013 - $250,950

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $218

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $24,763 and $14,045 respectively. Fiscal year ended 2014- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2013- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2014 - $107,898

Fiscal year ended 2013 - $145,292

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 20, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 20, 2014